Off-balance sheet arrangements	12 Months Ended
Dec. 31, 2025
Off-balance sheet arrangements
Off-balance sheet arrangements

31. Off-balance sheet arrangements

CONTRACTUAL OBLIGATIONS AND COMMITMENTS

On December 31, 2025, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)

Purchase commitments	€91,344	€75,845	13,858	1,556	85

On December 31, 2024, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)
Purchase commitments	€272,240	€189,662	70,323	10,962	1,293

Our purchase commitments at the end of the year 2025 were adjusted considering the wind-down of the cell therapy activities and included €61.7 million related to projects in development phase (2024: €160.9 million), €2.5 million for projects in discovery research phase (2024: €60.9 million), €25.2 million for shared services (2024: €46.0 million), €0.4 million for commercial and medical affairs (2024: € 1.7 million), and €1.6 million related to product supply chain (2024: €2.6 million).